Related party transactions (Narrative) (Details)		12 Months Ended
	Nov. 04, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 CAD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation		$ 17,312,577	$ 5,029,516
Amount of bonus		4,836,192	1,814,115
Consulting fees expenses		2,288,129	2,037,049
Directors' remuneration expense		203,521	66,667
Director's remuneration payable		98,521
Share-based payments expense		12,476,385	$ 3,215,401
Class B shares
Disclosure of transactions between related parties [line items]
Number of shares issued in private placement | shares	228,670
Share issue price per share | $ / shares	$ 20.10
Value of shares issued in private placement	$ 4,598,618
Former President and CEO
Disclosure of transactions between related parties [line items]
Key management personnel compensation		96,250
Former CEO
Disclosure of transactions between related parties [line items]
Other allowances		4,500
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Payment of expenses		754,311
Trade and other payables		95,708
Chief Executive Officer | Class B shares
Disclosure of transactions between related parties [line items]
Amount of bonus		$ 1,428,591
Number of share issued for share-based bonus expense | Share		200,927
President
Disclosure of transactions between related parties [line items]
Share-based payments expense		$ 132,178
President of FSD | Class B shares
Disclosure of transactions between related parties [line items]
Amount of bonus		$ 109,892
Number of share issued for share-based bonus expense | Share		15,456
Chief Financial Officer
Disclosure of transactions between related parties [line items]
Management fees		$ 196,870
Chief Operating Consultant
Disclosure of transactions between related parties [line items]
Consulting fees expenses		90,000
Former Chief Operating Officer
Disclosure of transactions between related parties [line items]
Consulting fees expenses		16,667
Independent directors
Disclosure of transactions between related parties [line items]
Directors' remuneration expense		40,000
Additional remuneration as Chairman		10,000
Officers and Directors | Class B shares
Disclosure of transactions between related parties [line items]
Number of shares subscribed | shares	164,755
FV Pharma Inc | Former President and CEO
Disclosure of transactions between related parties [line items]
Key management personnel compensation, retirement benefits		770,000
Key management personnel compensation		54,958
FV Pharma Inc | President | Class B shares
Disclosure of transactions between related parties [line items]
Amount of bonus		$ 54,946
Number of share issued for share-based bonus expense | Share		7,728
FSD Biosciences | President
Disclosure of transactions between related parties [line items]
Consulting fees expenses		$ 330,436
FSD Biosciences | President | Class B shares
Disclosure of transactions between related parties [line items]
Amount of bonus		$ 109,892
Number of share issued for share-based bonus expense | Share		15,456